Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Digital Assets

Note 6 — Digital Assets

Digital assets consisted of the following:

	As of December 31,
	2025	2024
Digital assets, current
HYPE	$319,646	$-
USDT	1,131,634	-
SOL	500,226	-
	$1,951,506	$-
Digital assets, non-current
BTC	$7,744,778	$-
HYPE	4,636,146	-
SOL	850,275	-
SUI	4,016	-
	$13,235,215	$-

Digital assets, current

HYPE

For the year ended December 31, 2025, the Company purchased 12,560 tokens of HYPE at cost of $500,000 from open market and incurred a decrease in fair value of $180,354 which is recorded in the “changes in fair value of digital asses” on the consolidated statements of operations and comprehensive loss.

In addition, the Company pledged 12,000 tokens out of the purchased HYPE above in covered call contracts (Note 5). As of December 31, 2025, the Company transferred the 12,000 tokens of HYPE back to custodian account and was classified as digital assets.

The Company classified the HYPE as current assets as the Company held HYPE for trading purpose.

The following table presents additional information about HYPE for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of HYPE	12,560	500,000
Changes in fair value of HYPE	-	(180,354)
Ending balance	12,560	$319,646

USDT

The following table presents additional information about USDT for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Transfer from financial asset measured at fair value	1,117,356	1,117,356
Investment income from pledge of HYPE	23,320	23,320
Management fees paid in pledge of HYPE	(9,042)	(9,042)
Ending balance	1,131,634	$1,131,634

SOL

For the year ended December 31, 2025, 4,013 tokens of SOL was exchanged from financial assets measured at fair value. As of December 31, 2025, the Company held 4,013 tokens of SOL in the account of “digital assets” on the consolidated balance sheets.

Digital assets, non-current

For the year ended December 31, 2025, the Group purchased 88 tokens of BTC, 128,931 tokens of HYPE, 6,629 tokens of SOL and 1,015,681 tokens of SUI at an aggregate cost of $8,000,000, $5,000,000, $1,000,000 and $3,620,000, respectively, from open market. The Group deposited all these digital assets with the custodian in the blocked custodial control account and staked in accordance with the Security and Pledge Agreement (the “S&PA”) entered into between the Company and the investor of June 2025 Secured Convertible Debenture, July 2025 Secured Convertible Debenture and December 2025 Secured Convertible Debenture (see Note 11). The digital assets purchased out of the proceeds from the debentures served as the security interests to the convertible debentures, and can be transferred out of custodial control account and/or exchanged into cash when the Obligations (as defined in the S&PA) are paid in full, including that no principal amount in respect of any debenture issued pursuant to June 2025 SPA (see Note 11) remains outstanding until on or after two-year anniversary of the applicable closing in respect of June 2025 SPA. Therefore the Company classified such digital assets as non-current assets on the consolidated balance sheets.

For the year ended December 31, 2025, the Group exchanged 1,015,681 tokens of SUI into 65,797 tokens of HYPE and recorded realized gain of $13,353 which was recorded in the account of “other operating income” on the consolidated statements of operations and comprehensive loss.

For the year ended December 31, 2025, the Group also earned staking reward from SOL and SUI in the amount of $34,997 and $10,297, respectively.

For the year ended December 31, 2025, the Company recognized a decrease in fair value of digital assets of $3,943,435 in the “changes in fair value of digital asses” on the consolidated statements of operations and comprehensive loss.

Additional information about digital assets, non-current

The following table presents additional information about BTC for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of BTC	88	8,000,000
Changes in fair value of BTC	-	(255,222)
Ending balance	88	$7,744,778

The following table presents additional information about HYPE for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of HYPE	116,371	4,500,000
Exchange from SUI	65,797	3,639,336
Changes in fair value of HYPE	-	(3,503,190)
Ending balance	182,168	$4,636,146

The following table presents additional information about SOL for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of SOL	6,629	1,000,000
Staking reward	202	34,997
Changes in fair value of SOL	-	(184,722)
Ending balance	6,831	$850,275

The following table presents additional information about SUI for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of SUI	1,015,681	3,620,000
Staking reward	2,865	10,297
Exchange into HYPE	(1,015,681)	(3,639,336)
Exchange gain	-	13,356
Changes in fair value of SUI	-	(301)
Ending balance	2,865	$4,016